DoubleLine Opportunistic Credit Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 4.4%
1,582,475	Castlelake Aircraft Securitization Trust, Series 2019-1A-C	6.90%	^	04/15/2039	1,596,806
1,420,459	Harley Marine Financing LLC, Series 2018-1A-A2	5.68%	^	05/15/2043	1,269,297
1,742,267	Horizon Aircraft Finance Ltd., Series 2018-1-C	6.66%	^	12/15/2038	1,750,569
4,887,500	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	5,008,608
20,000	SoFi Consumer Loan Program LLC, Series 2018-A-R1	6.11%	^ @	02/25/2042	1,492,657
5,930	SoFi Consumer Loan Program LLC, Series 2018-A-R2	6.11%	^ @	02/25/2042	442,573
1,976,000	Start Ltd., Series 2019-2-C	6.66%	^	11/15/2044	1,975,111

Total Asset Backed Obligations (Cost $13,486,628)					13,535,621

Bank Loans - 7.3%
89,325	Achilles Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.81%		10/13/2025	90,386
492,443	Acrisure LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.19%		11/22/2023	494,598
83,732	Alera Group Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.30%		08/01/2025	84,255
500,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	9.45%		06/16/2025	490,538
434,472	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	9.30%		09/02/2024	389,938
525,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	8.30%		08/04/2025	532,678
367,225	Athenahealth, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%)	6.40%		02/11/2026	369,673
173,324	Avantor, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.80%		11/21/2024	175,129
449,639	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	5.99%		12/16/2024	442,557
162,917	Bass Pro Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	6.80%		09/25/2024	162,747
285,000	BellRing Brands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	6.80%		10/21/2024	288,742
	BI-LO LLC, Senior Secured First Lien Term Loan
168,421	(3 Month LIBOR USD + 8.00%, 1.00% Floor)	9.89%		05/31/2024	156,141
163,421	(2 Month LIBOR USD + 8.00%, 1.00% Floor)	9.85%		05/31/2024	151,505
160,658	(3 Month LIBOR USD + 8.00%, 1.00% Floor)	9.89%		05/31/2024	148,943
499,950	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.05%		10/02/2025	495,463
	Brand Energy & Infrastructure Services. Inc., Senior Secured First Lien Term Loan
148,122	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.18%		07/30/2024	147,937
131,319	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.29%		07/30/2024	131,155
797,850	Brazos Delaware LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.79%		05/21/2025	686,151
289,239	Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	5.30%		07/31/2025	291,679
491,184	Constellis Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 1.00% Floor)	6.93%		04/22/2024	208,753
478,938	Covia Holdings Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.04%		06/02/2025	371,814
500,000	CSM Bakery Solutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.03%		07/03/2020	486,250
500,000	Cyxtera DC Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%, 1.00% Floor)	8.99%		05/01/2025	310,555
24,414	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.94%		01/23/2026	24,615
45,411	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.94%		01/23/2026	45,783
277,929	EG America LLC, Senior Secured First Lien Term Loan	5.96%		02/06/2025	277,380
492,500	EnergySolutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	5.69%		05/02/2025	466,799
341,550	Financial & Risk US Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.05%		10/01/2025	344,880
680,000	Flexential Intermediate Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.44%		08/01/2024	568,891
487,141	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	7.66%	Ω	03/28/2022	216,081
500,000	Gavilan Resources LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	7.80%		03/01/2024	200,000
178,200	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.31%		02/19/2026	178,980
463,838	Granite Holdings Acquisition Company, Senior Secured First Lien Term Loan	7.21%		09/30/2026	466,157
	Gulf Finance LLC, Senior Secured First Lien Term Loan
252,752	(3 Month LIBOR USD + 5.25%, 1.00% Floor)	7.20%		08/25/2023	199,065
426,197	(1 Month LIBOR USD + 5.25%, 1.00% Floor)	6.95%		08/25/2023	335,668
354,101	Houston Foods, Inc., Senior Secured First Lien Term Loan	5.55%		06/27/2025	345,249
350,000	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.75% Floor)	8.80%		05/31/2025	355,469
240,000	Inmarsat PLC, Senior Secured First Lien Term Loan	6.41%	±	09/23/2026	241,781
393,970	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.06%		11/21/2024	378,211
337,991	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 1.00% Floor)	6.93%		10/20/2023	237,651
472,800	Keane Group Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.56%		06/30/2025	456,252
538,188	Kindred Healthcare, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	6.81%		06/23/2025	542,897
300,586	Klockner-Pentaplast of America, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.18%		06/30/2022	271,805
477,707	LSF9 Atlantis Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	7.74%		05/01/2023	442,476
	McDermott International, Inc., Senior Secured First Lien Delayed-Draw Term Loan
57,393	(1 Month LIBOR USD + 10.00%, 1.00% Floor)	11.69%	Ω	10/21/2021	58,756
126,263	(3 Month LIBOR USD + 10.00%, 1.00% Floor)	12.00%	Ω	10/21/2021	129,262
477,351	McDermott International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 1.00% Floor)	6.94%	Ω	05/12/2025	283,547
436,700	Millennium Trust Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	6.80%		03/27/2026	431,241
	Mirion Technologies, Inc., Senior Secured First Lien Term Loan
175,018	(3 Month LIBOR USD + 4.00%)	6.10%		03/06/2026	176,769
23,982	(1 Week LIBOR USD + 4.00%)	5.63%		03/06/2026	24,221
333,333	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	9.05%		11/20/2025	320,833
197,027	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.19%		07/11/2025	187,012
155,000	MLN US HoldCo LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.75%)	10.44%		07/13/2026	118,833
365,113	Monitronics International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.50%, 1.25% Floor)	8.30%		03/29/2024	311,715
110,000	NEP Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	8.80%		10/19/2026	99,825
500,000	Pearl Intermediate Parent LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%)	8.05%		01/30/2026	495,003
	Polar US Borrower LLC, Senior Secured First Lien Term Loan
1,275	(3 Month LIBOR USD + 4.75%)	6.69%		08/17/2025	1,272
63,075	(3 Month LIBOR USD + 4.75%)	6.79%		08/17/2025	62,917
500,000	PowerTeam Services LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	9.19%		03/06/2026	360,000
258,375	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	6.69%		03/11/2026	257,083
	Radiology Partners, Inc., Senior Secured First Lien Term Loan
95,967	(6 Month LIBOR USD + 4.75%, 1.00% Floor)	6.71%		07/09/2025	96,607
111,928	(12 Month LIBOR USD + 4.75%, 1.00% Floor)	6.62%		07/09/2025	112,674
108,350	Renaissance Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		06/02/2025	108,079
318,676	RentPath, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 1.00% Floor)	6.66%	Ω	12/17/2021	177,445
75,000	Restaurant Technologies, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	8.30%		10/01/2026	74,813
78,916	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	6.30%		06/20/2024	59,134
305,573	Solenis International LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.91%		12/26/2023	303,128
140,000	Solenis International LP, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.50%)	10.41%		06/18/2024	128,100
190,000	Sound Inpatient Physicians, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	8.55%		06/26/2026	191,900
287,283	Summit Midstream Partners Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	7.80%		05/13/2022	272,919
91,399	Syncreon Group Holdings B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	6.80%		10/01/2024	87,895
163,083	Syncreon Group Holdings B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.00%)	7.80%		04/01/2025	140,659
500,000	The Edelman Financial Center LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	8.54%		07/20/2026	500,625
499,900	TKC Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.00%, 1.00% Floor)	9.80%		02/01/2024	454,909
132,975	Travel Leaders Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.79%		01/25/2024	133,806
124,688	Travelport Finance SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	6.94%		03/18/2026	116,957
114,711	United Natural Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.05%		10/22/2025	98,580
500,000	Vantage Specialty Chemicals, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.25%, 0.75% Floor)	10.16%		10/27/2025	436,250
296,250	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.30%		08/27/2025	298,965
498,750	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.75%, 1.00% Floor)	7.83%		06/18/2026	491,892
362,246	Web.Com Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.75%)	9.49%		10/09/2026	349,681
168,300	WeddingWire, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.20%		11/07/2025	169,352
335,000	WeddingWire, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.25%)	10.05%		12/21/2026	331,650
160,000	Zelis Cost Management Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.55%		09/25/2026	161,084

Total Bank Loans (Cost $24,656,365)					22,319,070

Collateralized Loan Obligations - 27.5%
1,000,000	Allegany Park Ltd., Series 2019-1A-E (3 Month LIBOR USD + 6.78%, 6.78% Floor)	0.01%	^	01/20/2033	985,181
1,000,000	ALM LLC, Series 2015-12A-C1R2 (3 Month LIBOR USD + 2.65%, 2.65% Floor)	4.65%	^	04/16/2027	1,000,732
1,000,000	ARES Ltd., Series 2014-1A-SUB	8.79%	#^@Þ	04/17/2026	296,208
1,700,000	Atlas Senior Loan Fund, Series 2019-14A-D (3 Month LIBOR USD + 3.90%, 3.90% Floor)	6.30%	^	07/20/2032	1,659,424
1,000,000	Atrium Corporation, Series 9A-DR (3 Month LIBOR USD + 3.60%)	5.51%	^	05/28/2030	1,000,702
1,000,000	Babson Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	4.92%	^	10/21/2030	977,272
1,000,000	Babson Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.60%)	5.60%	^	07/18/2029	1,000,312
500,000	Barings Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.90%)	4.87%	^	07/20/2029	481,604
1,000,000	Barings Ltd., Series 2018-3A-E (3 Month LIBOR USD + 5.75%)	7.72%	^	07/20/2029	962,310
2,500,000	Barings Ltd., Series 2019-1A-D (3 Month LIBOR USD + 3.85%, 3.85% Floor)	5.85%	^	04/15/2031	2,506,852
1,000,000	Barings Ltd., Series 2019-1A-E (3 Month LIBOR USD + 6.68%, 6.68% Floor)	8.68%	^	04/15/2031	1,002,177
1,000,000	Barings Ltd., Series 2019-2A-C (3 Month LIBOR USD + 3.85%, 3.85% Floor)	5.85%	^	04/15/2031	1,001,244
5,000,000	Beechwood Park Ltd., Series 2019-1A-D1 (3 Month LIBOR USD + 4.10%, 4.10% Floor)	6.00%	^	01/17/2033	4,999,489
2,000,000	Beechwood Park Ltd., Series 2019-1A-E (3 Month LIBOR USD + 7.50%, 7.50% Floor)	9.40%	^	01/17/2033	1,999,193
1,900,000	BlueMountain Ltd., Series 2013-1A-DR (3 Month LIBOR USD + 7.50%, 7.50% Floor)	9.47%	^	01/22/2029	1,757,202
1,000,000	BlueMountain Ltd., Series 2013-2A-DR (3 Month LIBOR USD + 2.90%)	4.85%	^	10/22/2030	955,371
1,000,000	Canyon Capital Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.60%)	5.60%	^	07/15/2030	1,000,312
1,000,000	Canyon Capital Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.25%)	8.25%	^	07/15/2030	978,020
1,500,000	Canyon Capital Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	7.75%	^	07/15/2031	1,420,238
1,550,000	Canyon Capital Ltd., Series 2019-1A-D (3 Month LIBOR USD + 3.85%, 3.85% Floor)	5.85%	^	04/15/2032	1,551,240
1,500,000	Carlyle Global Market Strategies Ltd., Series 2015-5A-DR (3 Month LIBOR USD + 6.70%, 6.70% Floor)	8.67%	^	01/20/2032	1,428,862
3,750,000	Cathedral Lake Ltd., Series 2015-3A-DR (3 Month LIBOR USD + 4.10%, 4.10% Floor)	6.10%	^	07/16/2029	3,754,769
2,500,000	Dryden Senior Loan Fund, Series 2014-33A-ER2 (3 Month LIBOR USD + 6.97%, 6.97% Floor)	8.97%	^	04/16/2029	2,505,131
1,500,000	Dryden Senior Loan Fund, Series 2015-37A-ER (3 Month LIBOR USD + 5.15%, 5.15% Floor)	7.15%	^	01/15/2031	1,352,709
2,000,000	Dryden Senior Loan Fund, Series 2015-40A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	7.66%	^	08/15/2031	1,915,611
500,000	Dryden Senior Loan Fund, Series 2017-50A-D (3 Month LIBOR USD + 3.25%)	5.25%	^	07/15/2030	499,419
2,000,000	Gilbert Park Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.40%)	8.40%	^	10/15/2030	2,014,934
500,000	GoldenTree Loan Management Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.85%)	4.82%	^	04/22/2030	484,572
1,000,000	Greenwood Park Ltd., Series 2018-1A-E (3 Month LIBOR USD + 4.95%)	6.95%	^	04/15/2031	914,671
500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D (3 Month LIBOR USD + 3.65%)	5.60%	^	10/22/2025	499,913
1,000,000	Highbridge Loan Management Ltd., Series 2013-2A-CR (3 Month LIBOR USD + 2.90%)	4.87%	^	10/20/2029	941,915
1,000,000	HPS Loan Management Ltd., Series 11A-17-E (3 Month LIBOR USD + 6.10%)	8.01%	^	05/06/2030	912,871
2,500,000	LCM LP, Series 26A-E (3 Month LIBOR USD + 5.30%, 5.30% Floor)	7.27%	^	01/21/2031	2,263,020
1,500,000	Madison Park Funding Ltd., Series 2019-34A-E (3 Month LIBOR USD + 6.75%, 6.75% Floor)	8.69%	^	04/25/2031	1,501,422
1,500,000	Magnetite Ltd., Series 2019-24A-D (3 Month LIBOR USD + 3.80%, 3.80% Floor)	5.71%	^	01/15/2033	1,500,158
1,000,000	Magnetite Ltd., Series 2019-24A-E (3 Month LIBOR USD + 6.95%, 6.95% Floor)	8.86%	^	01/15/2033	1,002,340
2,500,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-E (3 Month LIBOR USD + 5.40%)	7.40%	^	01/18/2028	2,467,798
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-25A-D (3 Month LIBOR USD + 3.25%)	5.25%	^	10/18/2029	994,539
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-32A-D (3 Month LIBOR USD + 3.85%, 3.85% Floor)	5.82%	^	01/20/2032	2,001,710
1,000,000	Newark BSL Ltd., Series 2016-1A-D (3 Month LIBOR USD + 6.75%)	8.69%	^	12/21/2029	1,000,417
1,000,000	Octagon Investment Partners Ltd., Series 2012-1A-CR (3 Month LIBOR USD + 4.00%)	6.00%	^	07/16/2029	1,000,388
2,500,000	Octagon Investment Partners Ltd., Series 2014-1A-CRR (3 Month LIBOR USD + 3.95%, 3.95% Floor)	5.86%	^	02/17/2032	2,506,398
4,000,000	Octagon Investment Partners Ltd., Series 2014-1A-DRR (3 Month LIBOR USD + 7.00%, 7.00% Floor)	8.91%	^	02/17/2032	3,981,088
1,000,000	Octagon Investment Partners Ltd., Series 2016-1A-FR (3 Month LIBOR USD + 8.09%, 8.09% Floor)	10.09%	^	07/15/2030	869,184
2,000,000	Octagon Investment Partners Ltd., Series 2017-1A-SUB	13.58%	#^@Þ	03/17/2030	1,361,229
1,500,000	Octagon Investment Partners Ltd., Series 2018-1A-D (3 Month LIBOR USD + 5.20%, 5.20% Floor)	7.17%	^	01/21/2031	1,399,018
900,000	Octagon Investment Partners Ltd., Series 2018-3A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	7.72%	^	10/21/2030	866,958
1,000,000	RRAM Ltd., Series 2018-4A-C (3 Month LIBOR USD + 2.95%)	4.95%	^	04/15/2030	952,836
2,000,000	Taconic Park Ltd., Series 2016-1A-C (3 Month LIBOR USD + 4.05%)	6.02%	^	01/22/2029	2,001,308
2,250,000	Trimaran CAVU LLC, Series 2019-1A-D (3 Month LIBOR USD + 4.15%, 4.15% Floor)	6.12%	^	07/20/2032	2,216,208
500,000	Trimaran CAVU LLC, Series 2019-2A-C (3 Month LIBOR USD + 4.72%, 4.72% Floor)	6.63%	^	11/26/2032	499,986
1,000,000	Voya Ltd., Series 2017-3A-C (3 Month LIBOR USD + 3.55%)	5.52%	^	07/22/2030	1,000,319
3,000,000	Voya Ltd., Series 2019-4A-D (3 Month LIBOR USD + 3.83%, 3.83% Floor)	5.57%	^	01/18/2033	2,940,691
2,000,000	Wind River Ltd., Series 2012-1A-ER (3 Month LIBOR USD + 7.38%)	9.38%	^	01/15/2026	1,963,940
2,500,000	Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	7.75%	^	01/15/2031	2,047,580
1,040,000	Wind River Ltd., Series 2017-4A-D (3 Month LIBOR USD + 2.65%)	4.55%	^	11/20/2030	975,602

Total Collateralized Loan Obligations (Cost $85,361,263)					84,074,597

Foreign Corporate Bonds - 0.7%
2,000,000	AI Candelaria Spain SLU	7.50%		12/15/2028	2,248,195

Total Foreign Corporate Bonds (Cost $1,938,324)					2,248,195

Non-Agency Commercial Mortgage Backed Obligations - 20.5%
450,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.45%	#	01/12/2045	387,405
18,488,241	Benchmark Mortgage Trust, Series 2018-B1-XA	0.52%	#I/O	01/18/2051	624,076
1,012,000	BF Mortgage Trust, Series 2019-NYT-F (1 Month LIBOR USD + 3.00%, 3.00% Floor)	4.74%	^	12/17/2035	1,020,619
5,000,000	BX Commercial Mortgage Trust, Series 2019-IMC-G (1 Month LIBOR USD + 3.60%, 3.60% Floor)	5.34%	^	04/17/2034	5,038,043
1,025,000	BXP Trust, Series 2017-CQHP-E (1 Month LIBOR USD + 3.00%, 3.00% Floor)	4.74%	^	11/15/2034	1,026,513
976,000	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	4.59%	^	11/18/2021	983,779
18,150,799	CD Commercial Mortgage Trust, Series 2017-CD6-XA	0.96%	#I/O	11/15/2050	951,394
269,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.43%	#^	02/12/2048	255,565
4,669,527	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.36%	#I/O	02/12/2048	250,232
254,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85%	^	02/10/2049	220,284
168,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-F (1 Month LIBOR USD + 3.65%, 3.75% Floor)	5.39%	^	12/15/2036	169,600
42,255,505	Commercial Mortgage Pass-Through Certificates, Series 2013-LC6-XA	1.34%	#I/O	01/12/2046	1,391,030
26,400,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS3-XC	1.24%	#^I/O	06/12/2047	1,319,390
1,288,300	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-F	3.75%	^Þ	08/12/2047	485,787
2,307,151	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-G	3.75%	^Þ	08/12/2047	171,814
5,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-V	0.00%	#^Þ	08/12/2047	1
27,394,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-XD	1.02%	#^I/O	05/12/2048	1,389,835
566,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-C	4.48%	#	10/10/2048	598,851
5,297,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XD	1.23%	#^I/O	10/13/2048	329,516
91,922,021	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-XA	0.76%	#I/O	07/10/2048	2,572,217
1,500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-E	3.65%	#^	10/13/2048	1,338,541
549,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-E	4.15%	#^	02/12/2049	540,943
128,727	FREMF Mortgage Trust, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%, 5.05% Floor)	6.75%	^	07/25/2023	133,181
167,538	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-E	5.14%	#^	12/10/2041	168,535
5,000,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	4.85%	^	12/15/2036	4,998,465
1,000,000	GS Mortgage Securities Trust, Series 2015-GC28-D	4.32%	#^	02/12/2048	957,541
80,989,684	GS Mortgage Securities Trust, Series 2018-GS9-XA	0.45%	#I/O	03/10/2051	2,525,777
500,000	GS Mortgage Securities Trust, Series 2014-GC26-C	4.51%	#	11/13/2047	509,265
2,150,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.51%	#^	11/13/2047	1,883,692
1,640,000	Hawaii Hotel Trust, Series 2019-MAUI-F (1 Month LIBOR USD + 2.75%, 2.75% Floor)	4.49%	^	05/17/2038	1,644,870
1,527,595	HPLY Trust, Series 2019-HIT-G (1 Month LIBOR USD + 3.90%, 3.90% Floor)	5.64%	^	11/17/2036	1,529,499
23,262,501	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.48%	#I/O	06/16/2045	505,643
94,962	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	91,602
2,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3-D	5.66%	#^	02/16/2046	1,993,280
500,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-F (1 Month LIBOR USD + 3.00%, 3.00% Floor)	4.74%	^	07/15/2036	502,033
10,765,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14-XC	1.10%	#^I/O	08/17/2046	365,416
3,488,650	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00%	#^Þ	04/17/2047	2,950,942
1,938,200	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75%	#^Þ	04/17/2047	1,111,710
5,273,268	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75%	#^Þ	04/17/2047	1,096,629
925,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.47%	#	09/15/2047	975,835
2,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-D	3.97%	#^	09/17/2047	1,984,177
4,234,506	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	0.97%	#I/O	01/17/2048	161,877
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.81%	#^	02/18/2048	484,159
360,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.16%	#	05/15/2048	369,614
20,920,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XE	0.26%	#^I/O	05/15/2048	359,880
675,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.67%	#	11/15/2048	714,992
16,358,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XD	0.50%	#^I/O	11/18/2048	410,952
165,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.62%	#	12/17/2048	173,069
2,876,000	LoanCore Issuer Ltd., Series 2019-CRE3-D (1 Month LIBOR USD + 2.50%, 2.50% Floor)	4.24%	^	05/15/2036	2,886,057
1,137,735	Lone Star Portfolio Trust, Series 2015-LSP-D (1 Month LIBOR USD + 4.25%, 4.00% Floor)	5.99%	^	09/15/2028	1,143,331
4,840,370	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.84%	#^I/O	03/12/2049	286,181
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/17/2047	515,899
804,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24%	#^	12/17/2047	748,637
525,000	Morgan Stanley Capital Trust, Series 2014-CPT-G	3.45%	#^	07/13/2029	522,921
1,191,000	Morgan Stanley Capital Trust, Series 2017-ASHF-G (1 Month LIBOR USD + 6.90%, 6.90% Floor)	8.64%	^	11/15/2034	1,180,472
824,000	UBS Commercial Mortgage Trust, Series 2013-C5-D	4.08%	#^	03/12/2046	790,976
467,000	Wells Fargo Commercial Mortgage Trust, Series 2012-LC5-E	4.76%	#^Þ	10/17/2045	473,494
23,293,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-XF	1.11%	#^I/O	05/15/2048	1,196,466
747,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-D	3.60%	#	12/17/2048	741,215
55,347,895	Wells Fargo Commercial Mortgage Trust, Series 2018-C43-XA	0.70%	#I/O	03/17/2051	2,588,505

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $67,456,561)					62,742,224

Non-Agency Residential Collateralized Mortgage Obligations - 30.3%
1,807,572	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	4.31%	#	03/25/2036	1,393,234
855,842	Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	873,454
11,684,339	BCAP LLC Trust, Series 2007-AB1-A5	4.85%	ß	03/25/2037	7,328,134
4,869,007	BCAP LLC Trust, Series 2010-RR6-2216	3.69%	#^	06/26/2036	4,831,550
920,721	BCAP LLC Trust, Series 2010-RR6-6A2	9.30%	#^	07/26/2037	794,436
1,750,821	Chase Mortgage Finance Trust, Series 2007-S1-A7	6.00%		02/25/2037	1,225,941
1,870,095	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	1,444,093
1,921,334	CHL Mortgage Pass-Through Trust, Series 2007-4-1A35 (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	4.91%	I/FI/O	05/25/2037	548,141
7,000,000	CIM Trust, Series 2016-1RR-B2	7.78%	#^Þ	08/26/2055	7,069,080
7,000,000	CIM Trust, Series 2016-2RR-B2	8.23%	#^Þ	02/29/2056	7,050,836
7,000,000	CIM Trust, Series 2016-3RR-B2	7.99%	#^Þ	02/29/2056	7,063,818
6,010,000	CIM Trust, Series 2017-3RR-B2	11.09%	#^Þ	01/29/2057	6,183,386
464,780	Citigroup Mortgage Loan Trust, Inc., Series 2006-8-A4 (-3 x 1 Month LIBOR USD + 19.66%, 19.66% Cap)	14.73%	^I/F	10/25/2035	592,223
2,133,135	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A6	5.75%		04/25/2037	2,080,578
1,726,670	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A16	6.00%		06/25/2037	1,693,190
1,109,909	Countrywide Alternative Loan Trust, Series 2005-85CB-2A5 (1 Month LIBOR USD + 1.10%, 1.10% Floor, 7.00% Cap)	2.89%		02/25/2036	961,765
234,395	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6 (-4 x 1 Month LIBOR USD + 21.63%, 21.63% Cap)	15.06%	I/F	02/25/2036	311,918
2,487,775	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-7A1	6.00%		12/25/2035	2,054,926
3,193,554	Credit Suisse Mortgage Capital Certificates, Series 2006-5-3A3	6.50%		06/25/2036	1,285,709
839,387	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	768,815
400,960	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A14	6.00%		11/25/2036	392,184
1,541,150	IndyMac Mortgage Loan Trust, Series 2005-AR23-6A1	3.67%	#	11/25/2035	1,466,323
160,947	JP Morgan Alternative Loan Trust, Series 2006-S1-2A5	5.50%		02/25/2021	156,159
2,508,452	JP Morgan Resecuritization Trust, Series 2011-1-2A10	6.00%	#^	06/26/2037	2,330,976
1,147,904	Lehman Mortgage Trust, Series 2007-10-1A1	6.00%		01/25/2038	1,199,291
1,658,680	Lehman Mortgage Trust, Series 2007-4-1A3	5.75%		05/25/2037	1,324,416
5,800,000	PNMAC GMSR Trust, Series 2018-FT1-A (1 Month LIBOR USD + 2.35%)	4.14%	^	04/25/2023	5,811,737
1,301,536	RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	1,293,172
1,879,352	Residential Accredit Loans, Inc., Series 2005-QS13-2A3	5.75%		09/25/2035	1,856,195
1,189,613	Residential Accredit Loans, Inc., Series 2005-QS14-3A1	6.00%		09/25/2035	1,149,602
1,412,681	Residential Accredit Loans, Inc., Series 2006-QS10-A1	6.00%		08/25/2036	1,369,108
2,698,965	Residential Accredit Loans, Inc., Series 2006-QS7-A3	6.00%		06/25/2036	2,509,673
747,794	Residential Accredit Loans, Inc., Series 2007-QS1-1A1	6.00%		01/25/2037	707,452
3,225,485	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	3,034,569
1,270,590	Residential Accredit Loans, Inc., Series 2007-QS6-A1 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	2.12%		04/25/2037	992,890
1,345,162	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	1,260,190
289,447	Residential Accredit Loans, Inc., Series 2007-QS6-A2 (-8 x 1 Month LIBOR USD + 55.58%, 55.58% Cap)	40.65%	I/F	04/25/2037	611,635
1,659,984	Residential Asset Securitization Trust, Series 2006-A6-1A12 (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	5.31%	I/FI/O	07/25/2036	410,278
1,641,316	Residential Asset Securitization Trust, Series 2006-A6-1A9	6.00%		07/25/2036	682,135
846,070	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	800,082
863,674	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-2A2	3.92%	#	02/25/2036	848,560
1,061,539	Velocity Commercial Capital Loan Trust, Series 2018-1-M4	5.01%	^	04/25/2048	1,090,189
675,318	Velocity Commercial Capital Loan Trust, Series 2018-1-M5	6.26%	^	04/25/2048	695,739
1,361,441	Velocity Commercial Capital Loan Trust, Series 2018-1-M6	7.26%	^	04/25/2048	1,368,649
3,966,561	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A4	4.30%	ß	10/25/2036	2,154,476
1,694,058	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A1	6.00%		07/25/2037	1,691,107

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $91,427,927)					92,762,014

US Government and Agency Mortgage Backed Obligations - 23.2%
610,120	Federal Home Loan Mortgage Corporation, Series 3211-SI (-4 x 1 Month LIBOR USD + 27.67%, 27.67% Cap)	20.35%	I/FI/O	09/15/2036	439,177
1,369,926	Federal Home Loan Mortgage Corporation, Series 3236-ES (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	4.96%	I/FI/O	11/15/2036	238,026
833,864	Federal Home Loan Mortgage Corporation, Series 3256-S (-1 x 1 Month LIBOR USD + 6.69%, 6.69% Cap)	4.95%	I/FI/O	12/15/2036	163,965
540,990	Federal Home Loan Mortgage Corporation, Series 3292-SD (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.36%	I/FI/O	03/15/2037	85,994
5,502,202	Federal Home Loan Mortgage Corporation, Series 3297-BI (-1 x 1 Month LIBOR USD + 6.76%, 6.76% Cap)	5.02%	I/FI/O	04/15/2037	1,122,104
4,159,762	Federal Home Loan Mortgage Corporation, Series 3311-BI (-1 x 1 Month LIBOR USD + 6.76%, 6.76% Cap)	5.02%	I/FI/O	05/15/2037	725,556
4,027,039	Federal Home Loan Mortgage Corporation, Series 3311-IA (-1 x 1 Month LIBOR USD + 6.41%, 6.41% Cap)	4.67%	I/FI/O	05/15/2037	768,630
909,774	Federal Home Loan Mortgage Corporation, Series 3314-SH (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap)	4.66%	I/FI/O	11/15/2036	159,448
453,489	Federal Home Loan Mortgage Corporation, Series 3330-KS (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.81%	I/FI/O	06/15/2037	57,260
122,071	Federal Home Loan Mortgage Corporation, Series 3339-AI (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.81%	I/FI/O	07/15/2037	16,892
2,666,799	Federal Home Loan Mortgage Corporation, Series 3339-TI (-1 x 1 Month LIBOR USD + 6.14%, 6.14% Cap)	4.40%	I/FI/O	07/15/2037	470,272
1,855,527	Federal Home Loan Mortgage Corporation, Series 3374-SD (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	4.71%	I/FI/O	10/15/2037	300,905
327,779	Federal Home Loan Mortgage Corporation, Series 3382-SU (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	4.56%	I/FI/O	11/15/2037	42,096
4,766,651	Federal Home Loan Mortgage Corporation, Series 3404-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.26%	I/FI/O	01/15/2038	876,545
296,031	Federal Home Loan Mortgage Corporation, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	3.91%	I/FI/O	03/15/2038	33,440
3,560,971	Federal Home Loan Mortgage Corporation, Series 3435-S (-1 x 1 Month LIBOR USD + 5.98%, 5.98% Cap)	4.24%	I/FI/O	04/15/2038	562,811
229,948	Federal Home Loan Mortgage Corporation, Series 3508-PS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.91%	I/FI/O	02/15/2039	25,300
2,218,947	Federal Home Loan Mortgage Corporation, Series 3728-SV (-1 x 1 Month LIBOR USD + 4.45%, 4.45% Cap)	2.71%	I/FI/O	09/15/2040	208,189
10,374,832	Federal Home Loan Mortgage Corporation, Series 3736-SN (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	4.31%	I/FI/O	10/15/2040	1,922,168
4,003,457	Federal Home Loan Mortgage Corporation, Series 3753-SB (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.26%	I/FI/O	11/15/2040	682,687
4,438,682	Federal Home Loan Mortgage Corporation, Series 3780-SM (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.76%	I/FI/O	12/15/2040	866,988
1,483,285	Federal Home Loan Mortgage Corporation, Series 3815-ST (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	4.11%	I/FI/O	02/15/2041	217,021
1,174,966	Federal Home Loan Mortgage Corporation, Series 3905-SC (-5 x 1 Month LIBOR USD + 22.75%, 22.75% Cap)	14.29%	I/F	08/15/2041	2,236,502
1,468,784	Federal Home Loan Mortgage Corporation, Series 3924-SJ (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.26%	I/FI/O	09/15/2041	230,477
4,993,962	Federal Home Loan Mortgage Corporation, Series 3960-ES (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	4.21%	I/FI/O	11/15/2041	628,421
3,353,202	Federal Home Loan Mortgage Corporation, Series 4225-BS (-3 x 1 Month LIBOR USD + 11.87%, 11.87% Cap)	7.36%	I/F	12/15/2040	4,153,705
3,729,954	Federal Home Loan Mortgage Corporation, Series 4291-MS (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap)	4.16%	I/FI/O	01/15/2054	712,344
142,985	Federal National Mortgage Association, Series 2005-72-WS (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	4.96%	I/FI/O	08/25/2035	19,148
1,479,351	Federal National Mortgage Association, Series 2005-90-SP (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	4.96%	I/FI/O	09/25/2035	147,525
627,632	Federal National Mortgage Association, Series 2006-117-SQ (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.76%	I/FI/O	12/25/2036	79,139
320,170	Federal National Mortgage Association, Series 2006-119-HS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.86%	I/FI/O	12/25/2036	40,191
5,445,237	Federal National Mortgage Association, Series 2006-123-CI (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	4.95%	I/FI/O	01/25/2037	1,080,515
2,487,447	Federal National Mortgage Association, Series 2007-15-BI (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	4.91%	I/FI/O	03/25/2037	468,125
700,783	Federal National Mortgage Association, Series 2007-20-S (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	4.95%	I/FI/O	03/25/2037	86,728
419,624	Federal National Mortgage Association, Series 2007-21-SD (-1 x 1 Month LIBOR USD + 6.48%, 6.48% Cap)	4.69%	I/FI/O	03/25/2037	48,106
1,134,628	Federal National Mortgage Association, Series 2007-30-IE (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	4.95%	I/FI/O	04/25/2037	266,181
2,644,123	Federal National Mortgage Association, Series 2007-32-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.31%	I/FI/O	04/25/2037	426,139
1,319,300	Federal National Mortgage Association, Series 2007-40-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.31%	I/FI/O	05/25/2037	206,379
190,716	Federal National Mortgage Association, Series 2007-48-SE (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.31%	I/FI/O	05/25/2037	20,524
480,146	Federal National Mortgage Association, Series 2007-64-LI (-1 x 1 Month LIBOR USD + 6.56%, 6.56% Cap)	4.77%	I/FI/O	07/25/2037	58,654
141,659	Federal National Mortgage Association, Series 2007-68-SA (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.86%	I/FI/O	07/25/2037	16,687
6,306,200	Federal National Mortgage Association, Series 2007-75-PI (-1 x 1 Month LIBOR USD + 6.54%, 6.54% Cap)	4.75%	I/FI/O	08/25/2037	1,134,294
3,614,431	Federal National Mortgage Association, Series 2008-33-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.21%	I/FI/O	04/25/2038	582,654
2,980,850	Federal National Mortgage Association, Series 2008-42-SC (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap)	4.11%	I/FI/O	05/25/2038	464,086
697,995	Federal National Mortgage Association, Series 2008-5-GS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.46%	I/FI/O	02/25/2038	113,575
1,818,024	Federal National Mortgage Association, Series 2008-62-SD (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	4.26%	I/FI/O	07/25/2038	285,177
1,229,738	Federal National Mortgage Association, Series 2008-68-SB (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.31%	I/FI/O	08/25/2038	203,481
256,578	Federal National Mortgage Association, Series 2009-111-SE (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.46%	I/FI/O	01/25/2040	32,170
1,164,317	Federal National Mortgage Association, Series 2009-12-CI (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	4.81%	I/FI/O	03/25/2036	188,904
264,475	Federal National Mortgage Association, Series 2009-47-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.31%	I/FI/O	07/25/2039	25,195
292,859	Federal National Mortgage Association, Series 2009-48-WS (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	4.16%	I/FI/O	07/25/2039	30,606
140,921	Federal National Mortgage Association, Series 2009-67-SA (-1 x 1 Month LIBOR USD + 5.15%, 0.25% Floor, 5.15% Cap)	3.36%	I/FI/O	07/25/2037	11,441
671,214	Federal National Mortgage Association, Series 2009-87-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.21%	I/FI/O	11/25/2049	81,658
1,095,619	Federal National Mortgage Association, Series 2009-91-SD (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	4.36%	I/FI/O	11/25/2039	181,681
232,539	Federal National Mortgage Association, Series 2010-115-SD (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	4.81%	I/FI/O	11/25/2039	32,493
359,159	Federal National Mortgage Association, Series 2010-11-SC (-1 x 1 Month LIBOR USD + 4.80%, 4.80% Cap)	3.01%	I/FI/O	02/25/2040	30,047
1,789,003	Federal National Mortgage Association, Series 2010-134-SE (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.86%	I/FI/O	12/25/2025	145,508
7,086,042	Federal National Mortgage Association, Series 2010-142-SC (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	4.81%	I/FI/O	12/25/2040	1,512,605
1,218,978	Federal National Mortgage Association, Series 2010-15-SL (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	3.16%	I/FI/O	03/25/2040	153,871
256,463	Federal National Mortgage Association, Series 2010-19-SA (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.61%	I/FI/O	03/25/2050	19,444
1,019,878	Federal National Mortgage Association, Series 2010-31-SB (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	3.21%	I/FI/O	04/25/2040	122,603
1,686,344	Federal National Mortgage Association, Series 2010-39-SL (-1 x 1 Month LIBOR USD + 5.67%, 5.67% Cap)	3.88%	I/FI/O	05/25/2040	253,665
277,777	Federal National Mortgage Association, Series 2010-8-US (-1 x 1 Month LIBOR USD + 4.80%, 4.80% Cap)	3.01%	I/FI/O	02/25/2040	18,233
297,221	Federal National Mortgage Association, Series 2010-9-GS (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	2.96%	I/FI/O	02/25/2040	22,404
1,426,004	Federal National Mortgage Association, Series 2011-114-S (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.21%	I/FI/O	09/25/2039	226,534
2,267,934	Federal National Mortgage Association, Series 2011-146-US (-1 x 1 Month LIBOR USD + 7.00%, 7.00% Cap)	4.49%	I/F	01/25/2042	2,368,328
763,636	Federal National Mortgage Association, Series 2011-5-PS (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap)	4.61%	I/FI/O	11/25/2040	61,500
330,984	Federal National Mortgage Association, Series 2012-29-SG (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.21%	I/FI/O	04/25/2042	43,252
4,794,030	Federal National Mortgage Association, Series 2012-56-SN (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	4.26%	I/FI/O	06/25/2042	752,923
4,870,988	Federal National Mortgage Association, Series 2012-76-SC (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.21%	I/FI/O	07/25/2042	786,963
9,953,709	Federal National Mortgage Association, Series 2013-83-US (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	3.21%	I/F	08/25/2043	9,698,789
330,974	Federal National Mortgage Association, Series 374-19	6.50%	I/O	09/25/2036	75,915
830,319	Government National Mortgage Association, Series 2009-104-SD (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	4.61%	I/FI/O	11/16/2039	148,514
161,682	Government National Mortgage Association, Series 2010-98-IA	5.69%	#I/O	03/20/2039	19,323
1,048,998	Government National Mortgage Association, Series 2011-69-SB (-1 x 1 Month LIBOR USD + 5.35%, 5.35% Cap)	3.59%	I/FI/O	05/20/2041	161,070
1,544,170	Government National Mortgage Association, Series 2011-71-SG (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.64%	I/FI/O	05/20/2041	245,029
1,811,425	Government National Mortgage Association, Series 2011-72-AS (-1 x 1 Month LIBOR USD + 5.38%, 5.38% Cap)	3.62%	I/FI/O	05/20/2041	275,138
2,130,899	Government National Mortgage Association, Series 2011-89-SA (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	3.69%	I/FI/O	06/20/2041	312,039
949,321	Government National Mortgage Association, Series 2012-34-LI (-20 x 1 Month LIBOR USD + 122.00%, 6.00% Cap)	6.00%	I/FI/O	12/16/2039	215,412
9,671,703	Government National Mortgage Association, Series 2013-119-TZ	3.00%	>	08/20/2043	9,712,191
33,113,587	Government National Mortgage Association, Series 2013-39-HS (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	2.99%	I/FI/O	03/20/2041	4,335,211
6,008,455	Government National Mortgage Association, Series 2014-39-SK (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	4.44%	I/FI/O	03/20/2044	1,141,863
8,648,723	Government National Mortgage Association, Series 2014-59-DS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.51%	I/FI/O	04/16/2044	1,520,815
6,235,326	Government National Mortgage Association, Series 2014-63-SD (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	3.79%	I/FI/O	04/20/2044	1,481,076
5,193,587	Government National Mortgage Association, Series 2014-69-ST (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.36%	I/FI/O	12/16/2039	847,515
6,539,913	Government National Mortgage Association, Series 2015-148-BS (-1 x 1 Month LIBOR USD + 5.69%, 5.69% Cap)	3.93%	I/FI/O	10/20/2045	1,057,448
37,573,649	Government National Mortgage Association, Series 2018-111-SA (-1 x 1 Month LIBOR USD + 4.55%, 4.55% Cap)	2.79%	I/FI/O	08/20/2048	3,307,691
72,654,251	Government National Mortgage Association, Series 2018-48-SD (-1 x 1 Month LIBOR USD + 3.90%, 3.90% Cap)	2.14%	I/FI/O	04/20/2048	5,806,869

Total US Government and Agency Mortgage Backed Obligations (Cost $60,610,377)					71,158,167

Common Stocks - 0.0%
1,813	McDermott International, Inc. *				1,226
6,558	Syncreon Group B.V. * Þ				91,810

Total Common Stocks (Cost $180,411)					93,036

Short Term Investments - 10.2%
1,171,510	First American Government Obligations Fund - Class U	1.53%	◆		1,171,510
1,171,510	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	1.51%	◆		1,171,510
1,171,510	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.51%	◆		1,171,510
28,000,000	United States Treasury Bill	0.00%		12/03/2020	27,613,576

Total Short Term Investments (Cost $31,127,262)					31,128,106

Total Investments - 124.1% (Cost $376,245,118)					380,061,030
Liabilities in Excess of Other Assets - (24.1)%					(73,907,283)

NET ASSETS - 100.0%					$306,153,747

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

Þ	Value determined using significant unobservable inputs.

#

Variable Rate Security. Coupon rate is based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2019.

I/O	Interest only security

ß

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of December 31, 2019.

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

>

This U.S. Agency bond accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of December 31, 2019.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings

*	Non-income producing security

@

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of December 31, 2019.

◆	Seven-day yield as of December 31, 2019

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	30.3%
Collateralized Loan Obligations	27.5%
US Government and Agency Mortgage Backed Obligations	23.2%
Non-Agency Commercial Mortgage Backed Obligations	20.5%
Short Term Investments	10.2%
Bank Loans	7.3%
Asset Backed Obligations	4.4%
Foreign Corporate Bonds	0.7%
Common Stocks	0.0	% ~
Other Assets and Liabilities	(24.1)%

	100.0%

~ Represents less than 0.05% of net assets

Notes to Schedule of Investments

December 31, 2019 (Unaudited)

1.  Organization

DoubleLine Opportunistic Credit Fund (the “Fund”) was formed as a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. The Fund was organized as a Massachusetts business trust on July 22, 2011 and commenced operations on January 27, 2012. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DBL”. The Fund’s investment objective is to seek high total investment return by providing a high level of current income and the potential for capital appreciation.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by the Adviser or otherwise cover its obligations under reverse repurchase agreements. Securities pledged as collateral are reflected as a component of Investments in Securities, at Value on the

Statement of Assets and Liabilities and are noted on the Schedule of Investments. Typically, the counterparty under the terms of the agreement is able to rehypothecate, resell or repledge the security. The value of reverse repurchase agreements entered into are recorded in Payable for Reverse Repurchase Agreements on the Statement of Assets and Liabilities. Interest is accrued daily and an appropriate payment reflecting the interest due for reverse repurchase agreements held at period end is recorded in Interest Payable for Reverse Repurchase Agreements on the Statement of Assets and Liabilities. The cumulative interest paid during the period is recorded in Interest Expense for Reverse Repurchase Agreements on the Statement of Operations. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value at June 30, 2019.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 20191:

Category
Investments in Securities
Level 1
Money Market Funds	$3,514,530
Common Stocks	1,226

Total Level 1	3,515,756
Level 2
Collateralized Loan Obligations	82,417,160
US Government and Agency Mortgage Backed Obligations	71,158,167
Non-Agency Residential Collateralized Mortgage Obligations	65,394,894
Non-Agency Commercial Mortgage Backed Obligations	56,451,847
Other Short Term Investments	27,613,576
Bank Loans	22,319,070
Asset Backed Obligations	13,535,621
Foreign Corporate Bonds	2,248,195

Total Level 2	341,138,530
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	27,367,120
Non-Agency Commercial Mortgage Backed Obligations	6,290,377
Collateralized Loan Obligations	1,657,437
Common Stocks	91,810

Total Level 3	35,406,744

Total	$380,061,030

See the Schedule of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended December 31, 2019.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of 9/30/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2019 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$27,417,872	$-	$(123,031)	$72,279	$-	$-	$-	$-	$27,367,120	$(123,031)
Non-Agency Commercial Mortgage Backed Obligations	6,334,700	72,664	(45,190)	41,585	9,714	(123,096)	-	-	6,290,377	(48,007)
Collateralized Loan Obligations	1,793,755	-	(136,318)	-	-	-	-	-	1,657,437	(136,318)
Common Stocks	-	-	-	-	-	-	91,810	-	91,810	-

Total	$35,546,327	$72,664	$(304,539)	$113,864	$9,714	$(123,096)	$91,810	$-	$35,406,744	(307,356)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2019 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 12/31/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$27,367,120	Market Comparables	Market Quotes	$100.73 - $102.89 ($101.33)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$6,290,377	Market Comparables	Yields	4.24% - 76.81% (12.92%)	Increase in yields would have resulted in the decrease in the fair value of the security
Collateralized Loan Obligations	$1,657,437	Market Comparables	Market Quotes	$29.62 - $68.06 ($61.19)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$91,810	Market Comparables	Market Quotes	$14.00 ($14.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.